Pension And Other Employee Benefit Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Line Items]
Employees pension salary fraction per year service	1/60th
Executives pension salary fraction per year service	1/52nd
Curtailment gain of unamortized net actuarial loss in OCI	$ 8.8
Discount rate	3.30%	4.30%
Average duration of defined benefit plan, years	20
Allowance for expected future increases in average life expectancy, plan benefit obligations	0.39%
Expected long-term rate of return on assets	4.30%	5.50%
Assumed equity risk premium	3.50%	3.50%
Expected return on property allowing for risk premium	2.50%	2.50%
Total accumulated benefit obligation for the defined benefit pension plans	136.3	95.0
Recognized unamortized net actuarial loss	3.0
Contribution to the defined benefit plans	19.8
Expected future contribution to the defined benefit plans	22.0
Benefit plans contribution	2.2	3.6	4.5
Males [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	62.00%
Females [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	70.00%
Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	1.9	3.2	4.0
Percentage of participating employee's annual compensation on a quarterly basis	3.00%
Percentage of employee's annual qualified compensation	3.00%
Two Thousand Thirteen Through Two Thousand Seventeen [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	2.0
Two Thousand Eighteen To Two Thousand Twenty Two [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	5.1
Irish Defined Contribution Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	$ 0.3	$ 0.4	$ 0.5
Percentage of participating employee's annual eligible income on a monthly basis	18.00%
Maximum [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years eligible to receive pension	40
Minimum [Member] | Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of participants' contributions	80.00%